Consolidated Statements of Stockholders' Deficit - USD ($) shares in Thousands, $ in Thousands	Preferred Stock	Common Stock Private Warrant Exchange	Common Stock Private Equity Offering	Common Stock	Treasury Stock	Additional Paid-in Capital Private Warrant Exchange	Additional Paid-in Capital Private Equity Offering	Additional Paid-in Capital	Accumulated Deficit	Private Warrant Exchange	Private Equity Offering	Total
Beginning balance at May. 31, 2021				$ 626				$ 532,031	$ (553,675)			$ (21,018)
Beginning balance (shares) at May. 31, 2021	96			626,123	443
Issuance of stock for convertible note repayment				$ 37				68,344				68,381
Issuance of stock for convertible note repayment (in shares)				37,110
Loss on induced conversion												37,381
Issuance of legal settlement, warrants								2,863				2,863
Stock option exercises				$ 1				389				390
Stock option exercises (in shares)				510
Stock issued for compensation and tendered for income tax				$ 2				666				668
Stock issued for compensation and tendered for income tax (in shares)				2,582
Stock issued for private offerings			$ 38				$ 46,473				$ 46,511
Stock issued for private offerings (in shares)			38,035
Offering costs related to stock issuance								(5,316)				(5,316)
Conversion of preferred stock to common stock				$ 3				(3)
Conversion of preferred stock to common stock (in shares)	(61)			3,200
Warrant exercises		$ 8		$ 2		$ 5,382		1,034		$ 5,390		1,036
Warrant exercises (in shares)		7,920		1,642
Inducement interest expense related to private warrant exchange				$ 2				6,689				6,691
Inducement interest expense related to private warrant exchange (in shares)				2,293
Preferred stock dividends accrued and paid in common stock Preferred stock dividends accrued and paid in common stock upon conversion				$ 1				305	(1,636)			(1,330)
Preferred stock dividends accrued and paid in common stock Preferred stock dividends accrued and paid in common stock upon conversion (in shares)				(613)
Stock-based compensation								5,571				5,571
Finance charges related to warrant issuance for surety bond backstop agreement								6,585				6,585
Net loss									(210,820)			(210,820)
Ending balance at May. 31, 2022				$ 720				671,013	(766,131)			(94,398)
Ending balance (shares) at May. 31, 2022	35			720,028	443
Issuance of stock for convertible note repayment				$ 17				3,983				4,000
Issuance of stock for convertible note repayment (in shares)				17,260
Loss on induced conversion								5,312				5,312
Warrants issued in note offering								114				114
Stock issued for compensation				$ 3				982				985
Stock issued for compensation (in shares)				2,751
Exercise of warrants, net of offering costs (in shares)										9,700
Make-whole shares related to private warrant exchange (in shares)				23
Stock issued for private offerings			$ 157				$ 37,067				$ 37,224
Stock issued for private offerings (in shares)			157,390							500	4,600
Offering costs related to stock issuance								(1,760)				(1,760)
Conversion of preferred stock to common stock				$ 1				(1)
Conversion of preferred stock to common stock (in shares)	(1)			1,136
Warrant exercises		$ 13		$ 2		$ 2,794		437		$ 2,807		439
Warrant exercises (in shares)		13,094		1,898
Deemed dividend paid in common stock due to down round provision, recorded in additional paid-in capital				$ 6				(6)
Deemed dividend paid in common stock due to down round provision recorded in additional paid-in capital (in shares)				5,154
Preferred stock dividends accrued and paid in common stock Preferred stock dividends accrued and paid in common stock upon conversion								(1,331)				(1,331)
Preferred stock dividends accrued and paid in common stock Preferred stock dividends accrued and paid in common stock upon conversion (in shares)				(319)
Reclassification of warrants from liability to equity classified								8,756				8,756
Stock-based compensation								3,290				3,290
Reclassification of prior period preferred stock dividends								(4,265)	4,265
Finance charges related to warrant issuance for surety bond backstop agreement								4,885				4,885
Net loss									(79,824)			(79,824)
Ending balance at May. 31, 2023				$ 919				$ 731,270	$ (841,690)			$ (109,501)
Ending balance (shares) at May. 31, 2023	34			919,053	443